MARSHALL FUNDS, INC.
(All Portfolios other than the MARSHALL MONEY MARKET FUND)

The Advisor Class of Shares (Class A Shares)
The Investor Class of Shares (Class Y Shares)

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SUPPLEMENT TO THE OCTOBER 31, 2002 COMBINED PROSPECTUSES FOR THE ADVISOR
CLASS OF SHARES AND THE INVESTOR CLASS OF SHARES AND THE PROSPECTUS FOR MARSHALL INTERNATIONAL STOCK FUND INVESTOR CLASS OF SHARES.

Under the section "Will I Be Charged a Fee for Redemptions?" please add the following:

The 2% short-term redemption fee will not be charged to accounts established on behalf of qualified employee benefit plans. In addition, the Funds' management or the Adviser may, in their sole discretion, waive the short-term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders.

Cusip 572353 79 5 Cusip 572353 75 3 Cusip 572353 70 4 Cusip 572353 60 5
Cusip 572353 78 7 Cuisp 572353 72 0 Cusip 572353 86 0 Cusip 572353 50 6
Cusip 572353 77 9 Cusip 572353 73 8 Cusip 572353 87 8 Cusip 572353 40 7
Cusip 572353 76 1 Cusip 572353 68 8 Cusip 572353 82 9 Cusip 572353 84 5
Cusip 572353 74 6 Cusip 572353 88 6 Cusip 572353 83 7

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MARSHALL MONEY MARKET FUND
(A Portfolio of Marshall Funds, Inc.)

The Advisor Class of Shares (Class A Shares)
The Investor Class of Shares (Class Y Shares)
The Institutional Class of Shares (Class I Shares)

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SUPPLEMENT TO THE OCTOBER 31, 2002 COMBINED PROSPECTUSES FOR THE ADVISOR
CLASS OF SHARES AND THE INVESTOR CLASS OF SHARES AND THE PROSPECTUSES FOR MARSHALL MONEY MARKET FUND'S INSTITUTIONAL CLASS OF SHARES AND INVESTOR CLASS OF SHARES.

Under the section "How Do I Purchase Shares?" please add the following:

Purchase orders for the MONEY MARKET FUND must be received by 3:00 p.m. (Central Time) in order for shares to be purchased at that day's NAV. For purchase orders for the MONEY MARKET FUND in excess of $1,000,000 received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day's dividend.

Under the section "How Do I Redeem Shares?" please add the following:

Redemption requests for the MONEY MARKET FUND must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day's NAV. For redemption requests for the MONEY MARKET FUND in excess of $1,000,000 received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central
Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day.

Cusip 572353 20 9
Cusip 572353 10 0
Cusip 572353 69 6


April 25, 2003

Edgewood Services, Inc. (Distributor)
28435 (4/03)